RELATED PARTY TRANSACTIONS - Borrowings from Related Parties and Interest Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Related Party Transaction [Line Items]
Amount borrowed from related parties	$ 225,171	$ 1,893,932	$ 1,987,256
Borrowings from Related Parties and Interest Expense - Related Parties
Related Party Transaction [Line Items]
Amount borrowed from related parties	225,171	2,013,818	2,128,705
Amount repaid to related parties	$ 225,171	$ 2,272,145	$ 2,099,420